Distribution of Property, Plant and Equipment, Net, by Geographical Area (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 149,886	$ 150,218	[1]
Ireland
Segment Reporting Information [Line Items]
Property, plant and equipment, net	103,716	101,736
Rest Of Europe
Segment Reporting Information [Line Items]
Property, plant and equipment, net	7,225	7,334
United States
Segment Reporting Information [Line Items]
Property, plant and equipment, net	32,564	34,520
Rest of World
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 6,381	$ 6,628

[1]	The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs.